Quarterly Holdings Report
for
Fidelity Flex® Freedom Blend Funds
Fidelity Flex® Freedom Blend Income Fund
December 31, 2023
ZMI-NPRT3-0224
1.9884229.106
Domestic Equity Funds - 6.3%
	Shares	Value ($)
Fidelity Series Blue Chip Growth Fund (a)	900	14,052
Fidelity Series Commodity Strategy Fund (a)	81	7,508
Fidelity Series Large Cap Growth Index Fund (a)	466	8,926
Fidelity Series Large Cap Stock Fund (a)	483	9,444
Fidelity Series Large Cap Value Index Fund (a)	1,143	16,824
Fidelity Series Small Cap Core Fund (a)	4	44
Fidelity Series Small Cap Opportunities Fund (a)	341	4,736
Fidelity Series Value Discovery Fund (a)	418	6,226
TOTAL DOMESTIC EQUITY FUNDS (Cost $58,507)		67,760

International Equity Funds - 12.5%
	Shares	Value ($)
Fidelity Series Canada Fund (a)	466	6,839
Fidelity Series Emerging Markets Fund (a)	1,234	10,435
Fidelity Series Emerging Markets Opportunities Fund (a)	2,412	41,800
Fidelity Series International Growth Fund (a)	991	16,968
Fidelity Series International Index Fund (a)	547	6,428
Fidelity Series International Small Cap Fund (a)	1,027	17,424
Fidelity Series International Value Fund (a)	1,455	16,985
Fidelity Series Overseas Fund (a)	1,308	16,969
TOTAL INTERNATIONAL EQUITY FUNDS (Cost $120,132)		133,848

Bond Funds - 72.1%
	Shares	Value ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund (a)	22,598	214,000
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund (a)	848	6,493
Fidelity Series Corporate Bond Fund (a)	9,785	91,201
Fidelity Series Emerging Markets Debt Fund (a)	722	5,594
Fidelity Series Emerging Markets Debt Local Currency Fund (a)	198	1,851
Fidelity Series Floating Rate High Income Fund (a)	113	1,025
Fidelity Series Government Bond Index Fund (a)	14,418	133,370
Fidelity Series High Income Fund (a)	691	5,812
Fidelity Series International Credit Fund (a)	7	57
Fidelity Series International Developed Markets Bond Index Fund (a)	4,857	42,451
Fidelity Series Investment Grade Bond Fund (a)	13,401	135,347
Fidelity Series Investment Grade Securitized Fund (a)	10,099	91,089
Fidelity Series Long-Term Treasury Bond Index Fund (a)	7,506	43,984
Fidelity Series Real Estate Income Fund (a)	112	1,063
TOTAL BOND FUNDS (Cost $781,310)		773,337

Short-Term Funds - 9.1%
	Shares	Value ($)
Fidelity Series Government Money Market Fund 5.43% (a)(b)	19,207	19,207
Fidelity Series Short-Term Credit Fund (a)	1,889	18,603
Fidelity Series Treasury Bill Index Fund (a)	6,034	59,983
TOTAL SHORT-TERM FUNDS (Cost $97,499)		97,793

TOTAL INVESTMENT IN SECURITIES - 100.0% (Cost $1,057,448)	1,072,738
NET OTHER ASSETS (LIABILITIES) - 0.0%	(38)
NET ASSETS - 100.0%	1,072,700

Legend

(a)	Affiliated Fund
(b)	The rate quoted is the annualized seven-day yield of the fund at period end.

Affiliated Underlying Funds
Fiscal year to date information regarding the Fund's investments in affiliated Underlying Funds is presented below. Exchanges between classes of the same affiliated Underlying Funds may occur. If an Underlying Funds changes its name, the name presented below is the name in effect at period end.
Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)
Fidelity Series 0-5 Year Inflation-Protected Bond Index Fund	163,255	98,413	47,361	5,601	(644)	337	214,000
Fidelity Series 5+ Year Inflation-Protected Bond Index Fund	5,015	3,073	1,299	225	(29)	(267)	6,493
Fidelity Series Blue Chip Growth Fund	10,399	7,138	6,996	84	451	3,060	14,052
Fidelity Series Canada Fund	5,948	3,442	3,009	245	(6)	464	6,839
Fidelity Series Commodity Strategy Fund	6,000	4,010	1,944	347	(106)	(452)	7,508
Fidelity Series Corporate Bond Fund	67,683	40,566	19,412	2,708	(140)	2,504	91,201
Fidelity Series Emerging Markets Debt Fund	4,185	2,520	1,420	256	(8)	317	5,594
Fidelity Series Emerging Markets Debt Local Currency Fund	1,416	853	458	97	(1)	41	1,851
Fidelity Series Emerging Markets Fund	6,056	8,272	4,299	271	(103)	509	10,435
Fidelity Series Emerging Markets Opportunities Fund	34,000	23,221	17,387	1,252	(166)	2,132	41,800
Fidelity Series Floating Rate High Income Fund	806	497	294	76	1	15	1,025
Fidelity Series Government Bond Index Fund	99,500	60,859	26,567	2,691	(395)	(27)	133,370
Fidelity Series Government Money Market Fund 5.43%	18,411	10,774	9,978	831	-	-	19,207
Fidelity Series High Income Fund	4,368	2,536	1,261	270	(23)	192	5,812
Fidelity Series International Credit Fund	53	3	-	2	-	1	57
Fidelity Series International Developed Markets Bond Index Fund	32,657	19,211	9,903	1,548	(108)	594	42,451
Fidelity Series International Growth Fund	13,804	8,225	6,424	237	19	1,344	16,968
Fidelity Series International Index Fund	5,723	3,232	2,894	195	19	348	6,428
Fidelity Series International Small Cap Fund	4,491	14,580	3,851	626	112	2,092	17,424
Fidelity Series International Value Fund	13,768	8,028	6,352	589	95	1,446	16,985
Fidelity Series Investment Grade Bond Fund	101,721	60,403	27,915	3,906	(353)	1,491	135,347
Fidelity Series Investment Grade Securitized Fund	69,776	40,500	19,743	2,587	(395)	951	91,089
Fidelity Series Large Cap Growth Index Fund	6,571	4,405	3,847	77	183	1,614	8,926
Fidelity Series Large Cap Stock Fund	7,230	5,378	4,081	492	88	829	9,444
Fidelity Series Large Cap Value Index Fund	13,513	10,581	8,187	737	42	875	16,824
Fidelity Series Long-Term Treasury Bond Index Fund	31,701	26,576	13,003	982	(1,178)	(112)	43,984
Fidelity Series Overseas Fund	13,791	8,118	6,203	301	(1)	1,264	16,969
Fidelity Series Real Estate Income Fund	1,494	827	1,250	88	(88)	80	1,063
Fidelity Series Short-Term Credit Fund	15,101	9,094	6,002	416	28	382	18,603
Fidelity Series Small Cap Core Fund	85	12	56	1	-	3	44
Fidelity Series Small Cap Opportunities Fund	3,292	2,350	1,473	48	29	538	4,736
Fidelity Series Treasury Bill Index Fund	53,173	31,883	25,020	2,437	(40)	(13)	59,983
Fidelity Series Value Discovery Fund	4,935	3,748	2,628	313	(4)	175	6,226
	819,921	523,328	290,517	30,536	(2,721)	22,727	1,072,738

Amounts in the dividend income column in the above table include any capital gain distributions from underlying funds.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Securities transactions are accounted for as of trade date. The Board of Trustees (the Board) has designated the Fund's investment adviser as the valuation designee responsible for the fair valuation function and performing fair value determinations as needed. The investment adviser has established a Fair Value Committee (the Committee) to carry out the day-to-day fair valuation responsibilities and has adopted policies and procedures to govern the fair valuation process and the activities of the Committee. In accordance with these fair valuation policies and procedures, which have been approved by the Board, the Fund attempts to obtain prices from one or more third party pricing services or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with the policies and procedures. Factors used in determining fair value vary by investment type and may include market or investment specific events, transaction data, estimated cash flows, and market observations of comparable investments. The frequency that the fair valuation procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee manages the Fund's fair valuation practices and maintains the fair valuation policies and procedures. The Fund's investment adviser reports to the Board information regarding the fair valuation process and related material matters.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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